Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Vessels related to finance leases, at cost, less accumulated amortization		$ 2,012,772		$ 2,012,772		$ 2,105,372
Asset retirement obligation extinguishment gain (note 7)		32,950	$ 0	32,950	$ 0
Petrojarl Foinaven FPSO [Member]
Asset Retirement Obligation		10,700		10,700
Proceeds from Lease Payments	$ 67,000
Asset Retirement Obligation, Revision of Estimate		2,700
Sales-Type Lease, Net Investment in Lease, after Allowance for Credit Loss		$ 14,600		$ 14,600